UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05347
                                                    -----------

                           The Treasurer's Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                    Date of fiscal year end: OCTOBER 31, 2004
                                             ----------------

                    Date of reporting period: APRIL 30, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              THE TREASURER'S FUND

                               SEMI-ANNUAL REPORT
                                APRIL 30, 2004(a)



TO OUR SHAREHOLDERS,

      In past shareholder reports, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the market and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of the Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                              Sincerely yours,


                                              /s/ BRUCE N. ALPERT

                                              Bruce N. Alpert
                                              Chief Operating Officer
                                              Gabelli Funds, LLC
June 4, 2004


------------------
(a) The Fund's fiscal year ends October 31.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                               MARKET
      AMOUNT                                                                                                  VALUE
    ----------                                                                                               -------
                COMMERCIAL PAPER - 12.4%
   $20,000,000  Clipper Receivables Corp., 1.040%, 05/05/04 ........................   P1/A1+/F1+         $ 19,997,689
    22,200,000  Lockhart Funding, LLC, 1.080%, 06/04/04 ............................   P1/A1+/F1+           22,177,356
    12,000,000  Louis Dreyfus Corp., 1.030%, 05/05/04 ..............................    P1/A1/F1+           11,998,627
                                                                                                          ------------
                TOTAL COMMERCIAL PAPER .........................................................            54,173,672
                                                                                                          ------------
                ADJUSTABLE RATE SECURITIES - 31.1%
    20,000,000  Chicago Metropolitan Water Reclamation District General Obligation
                  Unlimited Revenue Bond, Series 2002A, 1.080%, 05/05/04, SPA -
                  Bank of America NA, Lloyds TSB Bank, 12/01/31+ ...................  VMIG1/A1+/F1+         20,000,000
    11,400,000  Florida State Housing Finance Corp. Revenue Bond, Series 2002A,
                  1.070%, 05/06/04, AMBAC Insured, SPA - Dexia Credit Local,
                  01/01/47+ ........................................................  VMIG1/A1+/F1+         11,400,000
     9,600,000  Greensboro, North Carolina, Certificate of Participation,
                  Series 1999B, 1.080%, 05/05/04, 12/01/15+ ........................    VMIG1/NR             9,600,000
     5,200,000  Greensboro, North Carolina, Housing and Redevelopment General
                  Obligation Unlimited Revenue Bond, 1.080%, 05/05/04, SPA -
                  Bank of America NA, 04/01/22+ ....................................    VMIG1/A1+            5,200,000
     3,395,000  Greensboro, North Carolina, Public Improvement Revenue Bond,
                  Series 1994C, 1.080%, 05/05/04, SPA - Wachovia Bank of North
                  Carolina, 04/01/14+ ..............................................    VMIG1/A1             3,395,000
     7,230,000  Mississippi State Business Finance Corp. Industrial Development
                  Revenue Bond, Lextron-Visteon Leasing Project, 1.150%, 05/05/04,
                  Letter of Credit - Fifth Third Bank, 12/01/27+ ...................     NR/A1+              7,230,000
    15,000,000  Mississippi State General Obligation Unlimited Revenue Bond,
                  Nissan North America Inc. Project, Series 2003A, 1.090%,
                  05/05/04, SPA - Bank of America NA, 11/01/28+ ....................  VMIG1/A1+/F1+         15,000,000
     2,300,000  New Jersey State Economic Development Authority Economic Development
                  Revenue Bond, MSNBC / CNBC, Series 1997A, 1.070%, 05/03/04,
                  10/01/21+ ........................................................     P1/A1+              2,300,000
    19,400,000  New Jersey State Economic Development Authority Economic Development
                  Revenue Bond, MSNBC / CNBC, Series1997B, 1.070%, 05/03/04,
                  Letter of Credit - Chase Manhattan Bank, 10/01/21+ ...............     P1/A1+             19,400,000
       880,000  New Jersey State Economic Development Authority Revenue Bond,
                  Economic Growth, Series 1994E-2, 1.250%, 05/06/04, Letter of
                  Credit - LaSalle National Bank, 08/01/14+ ........................     NR/A1+                880,000
    19,200,000  New York State Housing Finance Agency Revenue Bond, 66 West 38th St.
                  Housing, Series 2000B, 1.150%, 05/05/04, Letter of Credit -
                  Bayerische Hypo - und Vereinsbank AG, 11/01/33+ ..................    VMIG1/NR            19,200,000
    14,600,000  North Carolina State General Obligation Unlimited Revenue Bond,
                  Series 2002C, 1.070%, 05/05/04, SPA - Bayerische Landesbank,
                  06/01/19+ ........................................................  VMIG1/A1+/F1+         14,600,000
     2,800,000  Raleigh, North Carolina, Certificate of Participation, Packaging
                  Facilities Project, Series 2000B, 1.120%, 05/05/04, SPA - Bank
                  of America NA, 11/01/20+ .........................................    VMIG1/NR             2,800,000
     5,000,000  Wisconsin State Heart Hospital Revenue Bond, 1.100%, 05/05/04,
                  Letter of Credit - Bank One NA, 11/01/23+ ........................    VMIG1/A1             5,000,000
                                                                                                          ------------
                TOTAL ADJUSTABLE RATE SECURITIES ...............................................           136,005,000
                                                                                                          ------------
                U.S. GOVERNMENT AGENCY MORTGAGES - 27.9%
    10,000,000  Federal Home Loan Bank, 6.565%, 06/18/04 ...........................                        10,071,187
     8,050,000  Federal Home Loan Bank, 1.300%, 02/04/05 ...........................                         8,050,000
    10,000,000  Federal Home Loan Bank, 1.300%, 02/23/05 ...........................                        10,000,000
     8,525,000  Federal Home Loan Bank, 1.125%, 02/23/05 ...........................                         8,518,366
     5,000,000  Federal Home Loan Bank, 1.400%, 04/01/05 ...........................                         5,000,000

                See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS             MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
    ----------                                                                        ------------           -------
                U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
   $ 5,000,000  Federal Home Loan Bank, 1.310%, 04/01/05 ...........................                      $  5,000,000
    10,000,000  Federal Home Loan Bank, 1.250%, 04/01/05 ...........................                         9,988,400
    12,500,000  Federal Home Loan Bank, 1.250%, 04/05/05 ...........................                        12,485,408
    15,000,000  Federal Home Loan Bank, 1.300%, 04/27/05 ...........................                        14,995,616
    10,000,000  Federal Home Loan Bank, 1.500%, 05/04/05 ...........................                        10,000,000
     2,750,000  Federal Home Loan Mortgage Corp., 3.875%, 02/15/05 .................                         2,806,301
    10,000,000  Federal National Mortgage Assoc., 1.115%, 05/05/04, 08/13/04+ ......                        10,000,000
     5,000,000  Federal National Mortgage Assoc., 1.375%, 02/18/05 .................                         5,000,000
     5,000,000  Federal National Mortgage Assoc., 1.400%, 03/29/05 .................                         5,000,000
     5,000,000  Federal National Mortgage Assoc., 1.650%, 05/16/05 .................                         5,000,000
                                                                                                          ------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGES .........................................           121,915,278
                                                                                                          ------------
                REPURCHASE AGREEMENTS - 28.6%
    37,941,474  Bear Stearns & Co. Inc., 0.930%, dated 04/30/04, due 05/03/04, proceeds at
                  maturity, $37,944,415 (a) ........................................                        37,941,474
    87,000,000  UBS Securities LLC, 1.030%, dated 04/30/04, due 05/03/04, proceeds at
                  maturity, $87,007,468 (b) ........................................                        87,000,000
                                                                                                          ------------
                TOTAL REPURCHASE AGREEMENTS ....................................................           124,941,474
                                                                                                          ------------
TOTAL INVESTMENTS (Cost $437,035,424) (c) ..........................................       100.0%         $437,035,424
PAYABLE TO ADVISER (d) .............................................................         0.0              (115,580)
PAYABLE TO ADMINISTRATOR ...........................................................         0.0               (34,137)
DIVIDENDS PAYABLE ..................................................................         0.0               (77,753)
OTHER ASSETS AND LIABILITIES (NET) .................................................         0.0               159,923
                                                                                           -----          ------------
NET ASSETS (437,070,320 shares of capital stock outstanding,
  $0.001 par value, three billion shares authorized) ...............................       100.0%         $436,967,877
                                                                                           =====          ============
COMPOSITION OF NET ASSETS
Paid-in-capital ................................................................................          $436,982,721
Accumulated net realized loss on investments ...................................................               (14,844)
                                                                                                          ------------
NET ASSETS .....................................................................................          $436,967,877
                                                                                                          ============
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($426,661,129 /
    426,763,217 shares outstanding) ............................................................                 $1.00
                                                                                                                 =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($10,306,748 /
    10,307,103 shares outstanding) .............................................................                 $1.00
                                                                                                                 =====

------------------
(a) Collateralized by U.S. Treasury STRIPS, due 05/15/17, market value $39,043,899.
(b) Collateralized by Federal National Mortgage Assoc., 7.125%, due 01/15/30, market value $88,740,738.
(c) Aggregate cost for Federal tax purposes.
(d) Net of the expense reimbursement receivable of $79,712 from the Adviser.
+ Variable rate security. The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS  --
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS             MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
    ----------                                                                        ------------           -------
                SHORT-TERM MUNICIPAL OBLIGATIONS - 99.7%
                CALIFORNIA - 0.9%
    $2,000,000  California State Revenue Anticipation Warrants,
                  Series 2003A, 2.000%, 06/16/04 ....................................  MIG1/SP1/F1        $  2,002,318
                                                                                                          ------------
                COLORADO - 0.8%
     1,600,000  University of Colorado Certificates of Participation,
                  Series 1998A, 1.070%, 05/05/04, Letter of Credit -
                  Bayerische Landesbank, 07/01/18+ ..................................   VMIG1/A1+            1,600,000
                                                                                                          ------------
                CONNECTICUT - 0.9%
     2,000,000  Connecticut State Health and Educational Facilities Authority
                  Revenue Bond, Hospital of St. Raphael, Series 1998J, 1.040%,
                  05/05/04, Letter of Credit - KBC Bank NV, 07/01/22+ ...............   VMIG1/NR             2,000,000
                                                                                                          ------------
                FLORIDA - 7.6%
     4,200,000  Florida State Housing Finance Agency Revenue Bond, Huntington
                  Multi-Family Housing Project, Series 1985GGG, 1.100%, 05/05/04,
                  Letter of Credit - Republic National Bank, 12/01/13+ ..............    NR/A1+              4,200,000
     1,000,000  Florida State Housing Financial Corp. Multi-Family Revenue Bond,
                  Hunters Run Apartments, Series 2003G, 1.120%, 05/06/04,
                  Letter of Credit - Amsouth Bank, 06/15/36+ ........................   VMIG1/NR             1,000,000
     5,000,000  Jacksonville Health Facilities Authority Commercial Paper
                  Revenue Notes, St. Lukes Hospital Association, Series 2001B,
                  1.050%, 08/16/04 ..................................................   VMIG1/A1+            5,000,000
     1,080,000  Palm Beach County General Obligation Unlimited Revenue Bond, 2.000%,
                  07/01/04 ..........................................................    Aaa/AAA             1,081,965
     3,000,000  Sunshine State Governmental Financing Commission Commercial Paper
                  Revenue Notes, Miami-Dade County Program, Series 2001G, AMT,
                  1.050%, 07/01/04 ..................................................   VMIG1/A1+            3,000,000
     2,000,000  Tampa Bay Water Utility Systems Revenue Bond, Regional Water Supply
                  Authority, AMT, 1.200%, 05/06/04, Letter of Credit - Bank of
                  America NA, 10/01/31+ ............................................. VMIG1/A1+/F1+          2,000,000
                                                                                                          ------------
                TOTAL FLORIDA ....................................................................          16,281,965
                                                                                                          ------------
                GEORGIA - 2.7%
     3,540,000  Burke County Development Authority Pollution Control Revenue Bond,
                  Oglethorpe Power Corp. Project, Series 1993A, 1.070%, 05/05/04,
                  FGIC Insured, SPA - Bayerische Landesbank, 01/01/16+ .............. VMIG1/A1+/F1+          3,540,000
     1,100,000  DeKalb County Development Authority Revenue Bond, Metro Atlanta YMCA
                  Project, 1.100%, 05/05/04, Letter of Credit - Wachovia Bank of
                  Georgia, 06/01/20+ ................................................     NR/A1              1,100,000
     1,200,000  Hapeville Development Authority Industrial Development Revenue Bond,
                  Hapeville Hotel Ltd., 1.080%, 05/03/04, Letter of Credit - Bank
                  of America NA, 11/01/15+ ..........................................     P1/NR              1,200,000
                                                                                                          ------------
                TOTAL GEORGIA ....................................................................           5,840,000
                                                                                                          ------------
                ILLINOIS - 9.6%
     4,500,000  Chicago Board of Education General Obligation Unlimited Revenue Bond,
                  Series 2000B, 1.080%, 05/06/04, FSA Insured, SPA - Dexia Public
                  Finance Bank, 03/01/32+ ........................................... VMIG1/A1+/F1+          4,500,000
     1,700,000  Chicago Economic Development Revenue Bond, Crane Carton Co. Project,
                  1.250%, 05/05/04, Letter of Credit - Bankers Trust Co., 06/01/12+ .    NR/A1+              1,700,000
     1,200,000  Illinois State Development Finance Authority Pollution Control
                  Revenue Bond, A. E. Staley Mfg. Co.  Project,  1.070%,
                  05/05/04,  Letter of Credit - Rabobank
                  International, 12/01/05+ ..........................................     P1/NR              1,200,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS             MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
    ----------                                                                        ------------           -------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                ILLINOIS (CONTINUED)
    $  900,000  Illinois State Educational Facilities Authority Revenue Bond, ACI /
                  Cultural Pooled Financing, 1.080%, 05/05/04, Letter of Credit -
                  Bank One NA, 07/01/29+ ............................................     NR/A1           $    900,000
     3,800,000  Illinois State Educational Facilities Authority Revenue Bond,
                  Columbia College - Chicago, 1.100%, 05/05/04, Letter of Credit -
                  Harris Trust & Savings Bank, 06/01/30+ ............................    NR/A1+              3,800,000
     2,800,000  Illinois State Educational Facilities Authority Revenue Bond,
                  National Louis University, Series 1999A, 1.140%, 05/06/04,
                  Letter of Credit - American National Bank & Trust, 06/01/29+ ......     NR/A1              2,800,000
     3,620,000  Illinois State Housing Development Authority Revenue Bond, Homeowner
                  Management, Series 2004B-2, AMT, 1.040%, Mandatory Put 04/01/05,
                  02/01/06 ..........................................................   VMIG1/A1+            3,620,000
     2,000,000  Illinois State Housing Development Authority Revenue Bond,
                  Illinois Center Apartments, 1.090%, 05/05/04, Credit Support -
                  Freddie Mac, 01/01/08+ ............................................    NR/A1+              2,000,000
                                                                                                          ------------
                TOTAL ILLINOIS ...................................................................          20,520,000
                                                                                                          ------------
                INDIANA - 4.7%
     2,600,000  Indiana State Health Facility Financing Authority Hospital Revenue
                  Bond, Clarian Health Partners Inc., Series 1996C, 1.100%,
                  05/05/04, SPA - NBD Bank, 02/15/26+ ............................... VMIG1/A1/F1+           2,600,000
     1,500,000  Indiana State Health Facility Financing Authority Hospital Revenue
                  Bond, Clarian Health Partners Inc., Series 2000C, 1.100%,
                  05/05/04, SPA - Westdeutsche Landesbank, 03/01/30+ ................ VMIG1/A1+/F1           1,500,000
     5,000,000  Indiana State Health Facility Financing Authority Revenue Bond,
                  Ascension Health Credit Group, Series 2001A-1, 0.980%, 05/15/04,
                  11/15/36+ .........................................................   VMIG1/A1+            5,000,000
     1,000,000  Indiana State Health Facility Financing Authority Revenue Bond,
                  Ascension Health Credit Group, Series 2001A-3, 1.050%,
                  03/01/05, 11/15/36+ ...............................................   VMIG1/A1+            1,000,000
                                                                                                          ------------
                TOTAL INDIANA ....................................................................          10,100,000
                                                                                                          ------------
                KENTUCKY - 1.0%
     1,200,000  Breckinridge County Lease Program Revenue Bond, Kentucky Association
                  Counties Leasing Trust, Series 2001A, 1.110%, 05/05/04, Letter of
                  Credit - US Bank NA, 02/01/31+ .................................... VMIG1/NR/F1+           1,200,000
       870,000  Daviess County Exempt Facilities Revenue Bond, Kimberly-Clark Tissue
                  Project, AMT, 1.200%, 05/05/04, 08/01/29+ .........................    NR/A1+                870,000
                                                                                                          ------------
                TOTAL KENTUCKY ...................................................................           2,070,000
                                                                                                          ------------
                LOUISIANA - 0.9%
     2,000,000  Louisiana State Public Facilities Authority Revenue Bond, Tiger
                  Athletic Foundation Project, 1.180%, 05/06/04, Letter of Credit -
                  Hibernia National Bank, 09/01/34+ .................................  VMIG1/NR/F1           2,000,000
                                                                                                          ------------
                MARYLAND - 0.3%
       600,000  Northeast Maryland Waste Disposal Authority Resource Recovery Revenue
                  Bond, Harford County Resource, 1.010%, 05/05/04, AMBAC Insured,
                  SPA - Credit Local de France, 01/01/08+ ...........................   VMIG1/A1+              600,000
                                                                                                          ------------
                MASSACHUSETTS - 4.8%
     2,000,000  Massachusetts State Industrial Finance Agency Revenue Bond, Orchard
                  Cove Inc. Project, Series 1996B, 1.090%, 05/05/04, Letter of Credit -
                  Fleet National Bank, 05/01/26+ ....................................    NR/A1+              2,000,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS             MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
    ----------                                                                        ------------           -------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                MASSACHUSETTS (CONTINUED)
    $4,200,000  Massachusetts State Water Reserve Authority Commercial Paper
                  Revenue Notes, Series 1999, 0.980%, Letter of Credit - State
                  Street Bank, 06/12/04 .............................................  P1/A1+/F1+         $  4,200,000
     4,000,000  Massachusetts State Water Reserve Authority Commercial Paper Revenue
                  Notes, 0.980%, Letter of Credit - State Street Bank, 06/07/04 .....   VMIG1/A1+            4,000,000
                                                                                                          ------------
                TOTAL MASSACHUSETTS ..............................................................          10,200,000
                                                                                                          ------------
                MICHIGAN - 3.7%
     2,400,000  Detroit Sewer Disposal Revenue Bond, Series 1998B, 1.000%, 05/05/04,
                  MBIA Insured, SPA - Morgan Guaranty Trust, 07/01/23+ .............. VMIG1/A1+/F1           2,400,000
     4,000,000  Michigan State Housing Development Authority Limited Obligation
                  Revenue Bond, Laurel Valley Project, 1.160%, 05/05/04, Letter
                  of Credit - Bank One Michigan, 12/01/07+ ..........................   VMIG1/NR             4,000,000
     1,500,000  Wayne Charter County Michigan Airport Revenue Bond, Detroit Metro
                  Wayne County, Series 2002A, AMT, 1.120%, 05/05/04, FGIC Insured,
                  12/01/32+ .........................................................  VMIG1/A1+             1,500,000
                                                                                                          ------------
                TOTAL MICHIGAN ...................................................................           7,900,000
                                                                                                          ------------
                MISSISSIPPI - 1.4%
     3,000,000  Mississippi State Capital Improvement General Obligation Unlimited
                  Revenue Bond, Series 2003E, 1.080%, 05/05/04, SPA - Dexia Credit
                  Local, 11/01/23+ ..................................................VMIG1/A1+/F1+           3,000,000
                                                                                                          ------------
                NEW HAMPSHIRE - 0.9%
     2,000,000  New Hampshire State Higher Education & Health Facilities Authority
                  Revenue Bond, New England Inc., Series 1985B, 1.100%, 05/05/04,
                  AMBAC Insured, SPA - Bank of New York, 12/01/25+ ..................    NR/A1               2,000,000
                                                                                                          ------------
                NEW JERSEY - 0.9%
     1,800,000  New Jersey State Educational Facilities Authority Revenue Bond,
                  Princeton University, Series 2003F, 1.030%, 05/03/04, 07/01/23+ ...   VMIG1/A1+            1,800,000
                                                                                                          ------------
                NEW YORK - 9.2%
       600,000  Jay Street Development Corp., New York Courts Facility Lease
                  Revenue Bond, New York City Jay Street Project, Series 2001A-2,
                  1.050%, 05/03/04, Letter of Credit - Landesbank Hessen Thurigen,
                  05/01/20+ ......................................................... VMIG1/A1+/F1+            600,000
     1,875,000  Municipal Assistance Corp. New York City Revenue Bond, Series 1997J,
                  6.000%, 07/01/04 ..................................................  Aa1/AA+/AA            1,890,619
       800,000  New York City General Obligation Unlimited Revenue Bond, Subseries
                  1993A-10, 1.060%, 05/03/04, Letter of Credit - Morgan Guaranty
                  Trust, 08/01/16+ ..................................................   VMIG1/A1+              800,000
     1,900,000  New York City General Obligation Unlimited Revenue Bond, Subseries
                  1993B-2, 1.060%, 05/03/04, Letter of Credit - Morgan Guaranty
                  Trust, 08/15/19+ ..................................................   VMIG1/A1+            1,900,000
     1,900,000  New York City General Obligation Unlimited Revenue Bond, Subseries
                  1993E-2, 1.060%, 05/03/04, Letter of Credit - Morgan Chase Bank,
                  08/01/20+ ......................................................... VMIG1/A1+/F1           1,900,000
     1,000,000  New York City Municipal Water Financial Authority Revenue Bond,
                  Water & Sewer System, Series 1993C, 1.080%, 05/03/04, FGIC
                  Insured, 06/15/23+ ................................................   VMIG1/A1+            1,000,000
     1,000,000  New York City Municipal Water Financial Authority Revenue Bond,
                  Water & Sewer System, Series F, Subseries 2003F-2, 1.060%,
                  05/03/04, Letter of Credit - Bayerische Landesbank, 06/15/35+ .....   VMIG1/A1+            1,000,000
       740,000  New York City Transitional Finance Authority Revenue Bond,
                  Future Tax Secured, Subseries 1999B-3, 1.070%, 05/05/04,
                  Liquidity Facility -  Bank One NA, 11/01/28+ ...................... VMIG1/A1+/F1+            740,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS             MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
    ----------                                                                        ------------           -------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NEW YORK (CONTINUED)
    $1,200,000  New York City Trust, Cultural Research Revenue Bond, Alvin Ailey
                  Dance Foundation, 1.040%, 05/05/04, Letter of Credit -
                  Citibank NA, 07/01/33+ ............................................   VMIG1/A1+        $   1,200,000
     2,500,000  New York State Housing Finance Agency Revenue Bond, 66 West
                  38th Street, Series 2002A, AMT, 1.190%, 05/05/04, Letter of
                  Credit - Bayerische Hypo - und Vereinsbank AG, 11/01/33+ ..........   VMIG1/NR             2,500,000
     1,100,000  New York State Local Government Assistance Corp. Revenue Bond,
                  Series 1995G, 1.060%, 05/05/04, Letter of Credit - Bank of Nova
                  Scotia, 04/01/25+ .................................................   VMIG1/A1             1,100,000
     5,000,000  Triborough Bridge and Tunnel Authority Revenue Bond, Series 2003B,
                  1.090%, 05/05/04, SPA - Dexia Credit Local, 01/01/33+ ............. VMIG1/A1+/F1+          5,000,000
                                                                                                          ------------
                TOTAL NEW YORK ...................................................................          19,630,619
                                                                                                          ------------
                NORTH CAROLINA - 7.4%
     1,000,000  Durham Public Improvement General Obligation Unlimited Revenue Bond,
                  1.110%, 05/06/04, SPA - Wachovia Bank of NC, 02/01/10+ ............   VMIG1/A1             1,000,000
     2,000,000  East Carolina University Athletic Department Revenue Bond,
                  Dowdy-Ficklen Stadium Project, 1.120%, 05/05/04, Letter of
                  Credit - Wachovia Bank, 05/01/17+ .................................   VMIG1/A1             2,000,000
     1,100,000  Greensboro Public Improvement General Obligation Unlimited
                  Revenue Bond, Series 1994B, 1.100%, 05/05/04, SPA - Wachovia
                  Bank of NC, 04/01/08+ .............................................   VMIG1/A1             1,100,000
     3,000,000  North Carolina State Community Health Care Facilities Revenue Bond,
                  Firsthealth of Carolinas Project, 1.090%, 05/05/04, SPA -
                  First Union National Bank, 10/01/32+ ..............................   VMIG1/A1             3,000,000
     1,000,000  North Carolina State Educational Facilities Finance Agency
                  Revenue Bond, Elon College, 1.100%, 05/05/04, Letter of Credit -
                  Bank of America NA, 01/01/19+ .....................................   VMIG1/A1+            1,000,000
     3,000,000  North Carolina State General Obligation Unlimited Revenue Bond,
                  Series 2002F, 1.030%, 05/05/04, SPA - Landesbank Baden -
                  Wurttemberg, 06/01/19+ ............................................ VMIG1/A1+/F1+          3,000,000
     4,590,000  University of North Carolina Hospital, Chapel Hill Revenue Bond,
                  Series 2001A, 1.050%, 05/03/04, SPA - Landesbank Hessen -
                  Thurigen, 02/15/31+ ...............................................   VMIG1/A1+            4,590,000
                                                                                                          ------------
                TOTAL NORTH CAROLINA .............................................................          15,690,000
                                                                                                          ------------
                OHIO - 0.3%
       570,000  Cuyahoga County Hospital Revenue Bond, University Hospital of
                  Cleveland, 1.050%, 05/03/04, Letter of Credit - Chase Manhattan
                  Bank, 01/01/16+ ...................................................    VMIG1/NR              570,000
                                                                                                          ------------
                OREGON - 2.8%
     1,000,000  Oregon State Housing & Community Service Department Revenue Bond,
                  Single Family Mortgage Program, Series 2004E, 1.210%, 05/05/05,
                  07/01/29+ .........................................................    VMIG1/NR            1,000,000
     5,000,000  Oregon State Tax Anticipation Notes, 2.250%, 11/15/04 ...............  MIG1/SP1+/F1+         5,031,579
                                                                                                          ------------
                TOTAL OREGON .....................................................................           6,031,579
                                                                                                          ------------
                PENNSYLVANIA - 10.9%
     3,210,000  Delaware County Industrial Development Authority Airport Facilities
                  Revenue Bond, United Parcel Service Project, 1.030%, 05/03/04,
                  12/01/15+ .........................................................    NR/A1+              3,210,000
     3,600,000  Montgomery County Pennsylvania Industrial Development Authority
                  Pollution Control, Commercial Paper Revenue Notes, Series 1994,
                  1.000%, Letter of Credit - Wachovia Bank, 07/07/04 ................     P1/A1              3,600,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 1997A, AMT, 1.150%, 05/05/04, AMBAC Insured,
                  SPA - Dexia Bank, 03/01/27+ .......................................   VMIG1/A1+            2,000,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS             MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
    ----------                                                                        ------------           -------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                PENNSYLVANIA (CONTINUED)
    $2,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2001A, AMT, 1.150%, 05/05/04, AMBAC Insured,
                  SPA - Lloyds TSB Bank, 06/01/31+ ..................................   VMIG1/A1+         $  2,500,000
     3,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2002A, AMT, 1.150%, 05/06/04, FSA Insured,
                  06/01/25+ .........................................................   VMIG1/A1+            3,500,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2003A-1, AMT, 1.150%, 05/05/04, AMBAC Insured,
                  SPA - Dexia Bank, 01/01/19+ .......................................   VMIG1/A1+            2,000,000
     4,900,000  Philadelphia Water & Wastewater Revenue Bond, 1.090%, 05/05/04, FSA
                  Insured, SPA - Dexia Credit Local, 06/15/23+ ...................... VMIG1/A1+/F1+          4,900,000
     1,500,000  Philadelphia Water & Wastewater Revenue Bond, Series 1997B, 1.070%,
                  05/05/04, AMBAC Insured, SPA - KBC Bank NV, 08/01/27+ .............  VMIG1/A1/F1           1,500,000
                                                                                                          ------------
                TOTAL PENNSYLVANIA ...............................................................          23,210,000
                                                                                                          ------------
                PUERTO RICO - 1.4%
     3,055,000  Puerto Rico Commonwealth Tax and Revenue Anticipation Notes, 2.000%,
                  07/30/04 ..........................................................   MIG1/SP1+            3,062,878
                                                                                                          ------------
                SOUTH CAROLINA - 3.4%
     2,600,000  South Carolina State Educational Facilities Authority Revenue
                  Bond, Furman University Project, Series 1996B, 1.080%, 05/06/04,
                  MBIA Insured, SPA - Wachovia Bank of SC, 10/01/26+ ................ VMIG1/NR/F1+           2,600,000
     2,000,000  South Carolina State Housing Finance & Development Authority Revenue
                  Bond Multi-Family Greenville Housing Project, Series 2001A, 1.080%,
                  05/06/04, Credit Support - Freddie Mac, 08/01/31+ .................    NR/A1+              2,000,000
     2,650,000  South Carolina State Jobs Economic Development Authority Health
                  Facilities Revenue Bond, The Methodist Home Project, 1.150%,
                  05/06/04, Letter of Credit - Bank of America NA, 12/01/14+ ........    NR/A1+              2,650,000
                                                                                                          ------------
                TOTAL SOUTH CAROLINA .............................................................           7,250,000
                                                                                                          ------------
                TENNESSEE - 5.0%
       800,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                  Tennessee Municipal Bond Fund, 1.100%, 05/06/04, Letter of Credit -
                  Bank of America NA, 06/01/29+ .....................................   VMIG1/NR               800,000
     7,550,000  Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                  Arbors of Harbor Town Project, 1.090%, 05/06/04, Credit Support -
                  Northwestern Mutual Life Insurance Co., 04/01/13+ .................    NR/A1+              7,550,000
     1,000,000  Metropolitan Government Nashville & Davidson County Tennessee Health &
                  Educational Facilities Board Revenue Bond, Ascension Health
                  Credit Group, Series 2001B-2, 1.200%, 01/04/05, 11/15/31+ ......... VMIG1/A1+/F1+          1,000,000
     1,400,000  Montgomery County Public Building Authority Pooled Financing
                  Revenue Bond, Tennessee County Loan Pool, 1.110%, 05/03/04,
                  Letter of Credit - Bank of America NA, 04/01/32+ ..................   VMIG1/NR             1,400,000
                                                                                                          ------------
                TOTAL TENNESSEE ..................................................................          10,750,000
                                                                                                          ------------
                TEXAS - 7.1%
     1,400,000  Gulf Coast Waste Disposal Authority Environmental Facilities Revenue
                  Bond, Exxon Mobil Corp. Project, 1.050%, 05/03/04, 09/01/25+ ......   VMIG1/A1+            1,400,000
     2,600,000  Gulf Coast Waste Disposal Authority Pollution Control Revenue Bond,
                  Exxon Mobil Corp. Project, 1.030%, 05/03/04, 10/01/24+ ............   VMIG1/A1+            2,600,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CREDIT
     PRINCIPAL                                                                           RATINGS             MARKET
      AMOUNT                                                                          (UNAUDITED)*            VALUE
    ----------                                                                        ------------           -------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                TEXAS (CONTINUED)
    $2,000,000  Houston Water and Sewer System Commercial Paper Revenue Notes,
                  Series 1994A, 0.950%, 05/25/04 ....................................   P1/A1/F1          $  2,000,000
     2,000,000  San Antonio Water System Commercial Paper Revenue Notes,
                  Series 2003A, 0.950%, 06/08/04 ....................................   VMIG1/A1+            2,000,000
     7,000,000  Texas State Tax & Revenue Anticipation Notes, 2.000%, 08/31/04 ...... MIG1/SP1+/F1+          7,019,363
                                                                                                          ------------
                TOTAL TEXAS ......................................................................          15,019,363
                                                                                                          ------------
                VIRGINIA - 1.0%
     1,325,000  Capital Region Airport Commission Airport Revenue Bond, Richmond
                  International Airport Project, Series 1995B, 1.100%, 05/05/04,
                  AMBAC Insured, SPA - Dexia Public Finance Bank, 07/01/25+ .........   VMIG1/A1+            1,325,000
       845,000  Norfolk Industrial Development Authority Industrial Development
                  Revenue Bond, James Barry-Robinson Institute, 1.100%, 05/06/04,
                  Letter of Credit - Bank of America NA, 10/01/06+ ..................    NR/A1+                845,000
                                                                                                          ------------
                TOTAL VIRGINIA ...................................................................           2,170,000
                                                                                                          ------------
                WASHINGTON - 8.0%
       890,000  King and Snohomish Counties General Obligation Unlimited Revenue
                  Bond, School District No. 417 - Northshore Project, 2.000%, Credit
                  Support - FSA School Board GTY, 06/01/04 ..........................    Aaa/NR                890,741
     1,220,000  King County General Obligation Unlimited Revenue Bond, School
                  District No. 414 - Lake Washington Project, 2.000%, FSA Insured,
                  06/01/04 ..........................................................    Aaa/NR              1,221,056
     1,405,000  Port Bellingham Industrial Development Corp. Industrial Revenue
                  Bond, Sauder Woodcraft Corp. Project, 1.200%, 05/05/04,
                  Letter of Credit - Bank of America National Trust & Savings,
                  12/01/14+ .........................................................    Aa1/NR              1,405,000
     2,700,000  Washington State Housing Finance Commission Revenue Bond, Nikkei
                  Manor Project, 1.100%, 05/05/04, Letter of Credit - Bank of
                  America National Trust & Savings, 10/01/21+ .......................    Aa1/NR              2,700,000
     1,830,000  Washington State Motor Vehicle Tax General Obligation Unlimited
                  Revenue Bond, Series 2004E, 3.000%, AMBAC Insured, 01/01/05 .......    Aaa/NR              1,852,729
     2,545,000  Washington State Public Power Supply System Revenue Bond, Nuclear
                  Project No. 3, Series 1993, 3A-3, 1.090%, 05/05/04, Letter of
                  Credit - Morgan Guaranty Trust, 07/01/18+ .........................   VMIG1/A1+            2,545,000
     6,330,000  Washington State Various Purpose General Obligation Unlimited
                  Revenue Bond, Series 2004D, 3.000%, AMBAC Insured, 01/01/05 .......    Aaa/NR              6,408,619
                                                                                                          ------------
                TOTAL WASHINGTON .................................................................          17,023,145
                                                                                                          ------------
                WEST VIRGINIA - 1.0%
     2,100,000  West Virginia State Hospital Finance Authority Hospital Revenue
                  Bond, VHA Mid-Atlantic, Series 1985H, 1.100%, 05/05/04,
                  AMBAC Insured, SPA - Bank of New York, 12/01/25+ ..................    NR/A1+              2,100,000
                                                                                                          ------------
                WISCONSIN - 0.4%
       800,000  Wisconsin State Health & Educational Facilities Authority
                  Revenue Bond,  Wheaton Franciscan Services, 1.100%, 05/06/04,
                  Letter of Credit - US Bank Trust NA, 08/15/16+ ....................   VMIG1/A1+              800,000
                                                                                                          ------------
                WYOMING - 0.7%
     1,450,000  Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corp.
                  Project, Series 1984B, 1.030%, 05/03/04, 11/01/14+ ................    P1/A1+              1,450,000
                                                                                                          ------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS ...........................................         212,671,867
                                                                                                          ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             MARKET
                                                                                                              VALUE
                                                                                                             -------
TOTAL INVESTMENTS (Cost $212,671,867) (a) ...........................................       99.7%         $212,671,867
PAYABLE TO ADVISER (b) ..............................................................        0.0               (59,098)
PAYABLE TO ADMINISTRATOR ............................................................        0.0               (17,482)
DIVIDENDS PAYABLE ...................................................................        0.0               (36,940)
OTHER ASSETS AND LIABILITIES (NET) ..................................................        0.3               777,304
                                                                                           -----          ------------
NET ASSETS (213,432,728 shares of capital stock outstanding, $0.001 par value,
  three billion shares authorized) ..................................................      100.0%         $213,335,651
                                                                                           =====          ============
COMPOSITION OF NET ASSETS
Paid-in-capital .....................................................................                     $213,368,840
Accumulated net realized loss on investments ........................................                          (33,189)
                                                                                                          ------------
NET ASSETS ..........................................................................                     $213,335,651
                                                                                                          ============
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($209,542,172 /
     209,638,350 shares outstanding) .............................................................               $1.00
                                                                                                                 =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($3,793,479 /
    3,794,378 shares outstanding) ................................................................               $1.00
                                                                                                                 =====

------------------
(a) Aggregate cost for Federal tax purposes.
(b) Net of the expense reimbursement receivable of $33,884 from the Adviser.
+ Variable rate security. The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S.  TREASURY  MONEY  MARKET  PORTFOLIO -- STATEMENT OF NET ASSETS --
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                               MARKET
      AMOUNT                                                                                                  VALUE
    -----------                                                                                             --------
                U.S. GOVERNMENT OBLIGATIONS - 50.8%
                U.S. TREASURY BILLS - 50.8%
   $33,500,000  U.S. Treasury Bills, 0.965% to 1.039%++, 07/29/04 to 09/30/04 .........                    $33,411,531
                                                                                                           -----------
                TOTAL U.S. GOVERNMENT OBLIGATIONS ........................................................  33,411,531
                                                                                                           -----------
                REPURCHASE AGREEMENTS - 49.3%
    12,900,000  ABN Amro, 0.900%, dated 04/30/04, due 05/03/04, proceeds at maturity,
                  $12,900,968 (a) .....................................................                     12,900,000
     6,624,263  Bear Stearns & Co. Inc., 0.930%, dated 04/30/04, due 05/03/04, proceeds at
                  maturity, $6,624,776 (b) ............................................                      6,624,263
    12,900,000  UBS Securities LLC, 0.920%, dated 04/30/04, due 05/03/04, proceeds at
                  maturity, $12,900,989 (c) ...........................................                     12,900,000
                                                                                                           -----------
                TOTAL REPURCHASE AGREEMENTS ..............................................................  32,424,263
                                                                                                           -----------
TOTAL INVESTMENTS (Cost $65,835,794) (d) ..............................................    100.1%          $65,835,794
PAYABLE TO ADVISER (e) ................................................................      0.0               (17,444)
PAYABLE TO ADMINISTRATOR ..............................................................      0.0                (5,164)
DIVIDENDS PAYABLE .....................................................................      0.0                (9,112)
OTHER ASSETS AND LIABILITIES (NET) ....................................................     (0.1)              (47,955)
                                                                                           -----           -----------
NET ASSETS (65,758,222 shares of capital stock outstanding, $0.001 par value,
  three billion shares authorized) ....................................................    100.0%          $65,756,119
                                                                                           =====           ===========
COMPOSITION OF NET ASSETS
Paid-in-capital .......................................................................                    $65,756,119
                                                                                                           -----------
NET ASSETS ............................................................................                    $65,756,119
                                                                                                           ===========
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($63,447,943 /
    63,450,046 outstanding shares) .......................................................................       $1.00
                                                                                                                 =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($2,308,176 /
    2,308,176 outstanding shares) ........................................................................       $1.00
                                                                                                                 =====

------------------
(a) Collateralized by U.S. Treasury Bond, 9.250%, due 02/15/16, market value $13,181,640.
(b) Collateralized  by  U.S.  Treasury  STRIPS,   due  02/15/20,   market  value
    $6,817,077.
(c) Collateralized by U.S. Treasury Bond, 6.250%, due 05/15/30, market value $13,166,854.
(d) Aggregate cost for Federal tax purposes.
(e) Net of the expense reimbursement receivable of $11,358 from the Adviser.
++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         DOMESTIC PRIME    TAX EXEMPT    U.S. TREASURY
                                                          MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                            PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                         --------------   ------------   -------------
INVESTMENT INCOME:
  Interest ...............................................  $2,485,555     $1,166,525      $331,101
                                                            ----------     ----------      --------
EXPENSES:
  Investment advisory fees ...............................     669,446        349,391       101,319
  Service fees - Money Market Class ......................     651,898        342,437        97,318
  Administration fees ....................................     197,537        103,082        29,893
  Shareholder services fees ..............................     171,459         28,123        16,687
  Custodian fees .........................................      50,381         27,744        15,554
  Legal and audit fees ...................................      43,139         18,722         6,711
  Registration fees ......................................      19,259         17,129        19,387
  Shareholder communications expenses ....................      23,290         10,742         3,646
  Directors' fees ........................................      16,115          7,828         2,194
  Miscellaneous expenses .................................      23,642         11,777         5,019
                                                            ----------     ----------      --------
  TOTAL EXPENSES .........................................   1,866,166        916,975       297,728
                                                            ----------     ----------      --------
  Expense reimbursement ..................................    (480,079)      (192,923)      (63,396)
  Service fees credit - Money Market Class ...............     (50,381)       (27,744)      (15,554)
                                                            ----------     ----------      --------
  TOTAL NET EXPENSES .....................................   1,335,706        696,308       218,778
                                                            ----------     ----------      --------
  NET INVESTMENT INCOME ..................................   1,149,849        470,217       112,323
                                                            ----------     ----------      --------
  NET REALIZED GAIN/(LOSS) ON INVESTMENTS ................       8,942        (14,584)       14,449
                                                            ----------     ----------      --------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...  $1,158,791     $  455,633      $126,772
                                                            ==========     ==========      ========

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              DOMESTIC PRIME                    TAX EXEMPT                    U.S. TREASURY
                                          MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                    -------------------------------   -----------------------------    ----------------------------
                                  SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                   APRIL 30, 2004     OCTOBER 31,    APRIL 30, 2004     OCTOBER 31,   APRIL 30, 2004    OCTOBER 31,
                                     (UNAUDITED)         2003          (UNAUDITED)         2003         (UNAUDITED)        2003
                                    -------------   ---------------   -------------   -------------    ------------   -------------
OPERATIONS:
  Net investment income ........... $   1,149,849   $     3,620,647   $     470,217   $   1,294,888    $    112,323   $     390,883
  Net realized gain/(loss)
    on investments ................         8,942            32,769         (14,584)         (4,730)         14,449          10,840
                                    -------------   ---------------   -------------   -------------    ------------   -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .....     1,158,791         3,653,416         455,633       1,290,158         126,772         401,723
                                    -------------   ---------------   -------------   -------------    ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Money Market Class ............    (1,116,909)       (3,487,533)       (458,518)     (1,268,171)       (107,181)       (366,730)
    Cash Management Class .........       (32,940)         (133,114)        (11,699)        (26,717)         (5,142)        (24,153)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
                                       (1,149,849)       (3,620,647)       (470,217)     (1,294,888)       (112,323)       (390,883)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
  Net realized gain on
    investment transactions
    Money Market Class ............       (23,213)          (31,686)             --              --         (13,947)        (10,284)
    Cash Management Class .........          (573)           (1,083)             --              --            (502)           (556)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
                                          (23,786)          (32,769)             --              --         (14,449)        (10,840)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS ..................    (1,173,635)       (3,653,416)       (470,217)     (1,294,888)       (126,772)       (401,723)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE)
  Proceeds from shares issued
    Money Market Class ............   576,463,572     1,447,079,798     334,751,192     617,588,973      56,684,651     106,770,269
    Cash Management Class .........     8,990,045        21,511,573      12,591,422      14,710,407       1,359,947       4,094,700
                                    -------------   ---------------   -------------   -------------    ------------   -------------
                                      585,453,617     1,468,591,371     347,342,614     632,299,380      58,044,598     110,864,969
                                    -------------   ---------------   -------------   -------------    ------------   -------------
  Proceeds from reinvestment
    of dividends
    Money Market Class ............     1,104,390         3,519,219         436,963       1,268,171         122,799         366,730
    Cash Management Class .........        31,500           134,197          11,043          25,999           5,803          24,153
                                    -------------   ---------------   -------------   -------------    ------------   -------------
                                        1,135,890         3,653,416         448,006       1,294,170         128,602         390,883
                                    -------------   ---------------   -------------   -------------    ------------   -------------
  Cost of shares redeemed
    Money Market Class ............  (578,928,162)   (1,644,850,927)   (330,354,576)   (670,315,712)    (54,885,207)   (127,170,512)
    Cash Management Class .........   (13,891,478)      (30,374,576)    (12,542,703)    (13,342,912)     (1,933,615)     (5,133,842)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
                                     (592,819,640)   (1,675,225,503)   (342,897,279)   (683,658,624)    (56,818,822)   (132,304,354)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
  Net increase/(decrease)
    in net assets from
    share transactions ............    (6,230,133)     (202,980,716)      4,893,341     (50,065,074)      1,354,378     (21,048,502)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
  NET INCREASE/(DECREASE)
    IN NET ASSETS .................    (6,244,977)     (202,980,716)      4,878,757     (50,069,804)      1,354,378     (21,048,502)
                                    -------------   ---------------   -------------   -------------    ------------   -------------
NET ASSETS:
  Beginning of period .............   443,212,854       646,193,570     208,456,894     258,526,698      64,401,741      85,450,243
                                    -------------   ---------------   -------------   -------------    ------------   -------------
  End of period ................... $ 436,967,877   $   443,212,854   $ 213,335,651   $ 208,456,894    $ 65,756,119   $  64,401,741
                                    =============   ===============   =============   =============    ============   =============

                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                 OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                          -----------------------------------  --------------------------------------
                                         Net
              Net Asset              Realized and                              Net
                Value,       Net      Unrealized   Total from     Net       Realized
Period Ended  Beginning   Investment    Gain on    Investment  Investment    Gain on       Total
October 31,   of Period     Income    Investments  Operations    Income    Investments  Distributions
------------  ---------   ---------- ------------  ----------  ----------  -----------  -------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2004(h)       $1.00       $0.003      $0.000(c)    $0.003     $(0.003)  $(0.000)(c)     $(0.003)
  2003           1.00        0.007       0.000(c)     0.007      (0.007)   (0.000)(c)      (0.007)
  2002           1.00        0.014       0.000(c)     0.014      (0.014)   (0.000)(c)      (0.014)
  2001           1.00        0.041       0.000(c)     0.041      (0.041)   (0.000)(c)      (0.041)
  2000           1.00        0.055       0.000(c)     0.055      (0.055)   (0.000)(c)      (0.055)
  1999           1.00        0.045          --        0.045      (0.045)       --          (0.045)
CASH MANAGEMENT CLASS
  2004(h)       $1.00       $0.003      $0.000(c)    $0.003     $(0.003)  $(0.000)(c)     $(0.003)
  2003           1.00        0.008       0.000(c)     0.008      (0.008)   (0.000)(c)      (0.008)
  2002           1.00        0.015       0.000(c)     0.015      (0.015)   (0.000)(c)      (0.015)
  2001           1.00        0.044       0.000(c)     0.044      (0.044)   (0.000)(c)      (0.044)
  2000(a)        1.00        0.030       0.000(c)     0.030      (0.030)   (0.000)(c)      (0.030)
TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2004(h)       $1.00       $0.002          --       $0.002     $(0.002)       --         $(0.002)
  2003           1.00        0.005          --        0.005      (0.005)       --          (0.005)
  2002           1.00        0.010          --        0.010      (0.010)       --          (0.010)
  2001           1.00        0.026          --        0.026      (0.026)       --          (0.026)
  2000           1.00        0.035          --        0.035      (0.035)       --          (0.035)
  1999           1.00        0.027          --        0.027      (0.027)       --          (0.027)
CASH MANAGEMENT CLASS
  2004(h)       $1.00       $0.003          --       $0.003     $(0.003)       --         $(0.003)
  2003           1.00        0.006          --        0.006      (0.006)       --          (0.006)
  2002           1.00        0.011          --        0.011      (0.011)       --          (0.011)
  2001           1.00        0.027          --        0.027      (0.027)       --          (0.027)
  2000(a)        1.00        0.019          --        0.019      (0.019)       --          (0.019)

                                       RATIOS TO AVERAGE NET ASSETS
                                          AND SUPPLEMENTAL DATA
                                   -------------------------------------
                                               Ratio of Net  Ratio of Net
              Net Asset            Net Assets,  Investment   Operating
               Value,                End of       Income      Expenses
Period Ended   End of     Total      Period     to Average   to Average
October 31,    Period    Return+   (in 000's)   Net Assets   Net Assets
------------  ---------  -------   ----------- ------------  -----------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2004(h)       $1.00     0.27%     $426,661       0.51%(b)   0.60%(b)(f)
  2003           1.00     0.67       428,036       0.68       0.60(e)
  2002           1.00     1.43       622,288       1.43       0.60(d)
  2001           1.00     4.31       569,728       4.09       0.59
  2000           1.00     5.68       354,350       5.55       0.59
  1999           1.00     4.65       415,941       4.55       0.50
CASH MANAGEMENT CLASS
  2004(h)       $1.00     0.28%     $ 10,307       0.57%(b)   0.55%(b)
  2003           1.00     0.75        15,177       0.77       0.51
  2002           1.00     1.54        23,906       1.55       0.49
  2001           1.00     4.42        37,527       4.41       0.49
  2000(a)        1.00     3.04        43,427       5.62(b)    0.52(b)
TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2004(h)       $1.00     0.20%     $209,542        0.40%(b)   0.60%(b)(f)
  2003           1.00     0.50       204,723        0.50       0.60(e)
  2002           1.00     0.95       256,186        0.96       0.58(d)
  2001           1.00     2.65       266,453        2.58       0.56
  2000           1.00     3.52       216,082        3.47       0.53
  1999           1.00     2.71       195,580        2.67       0.49(g)
CASH MANAGEMENT CLASS
  2004(h)       $1.00     0.25%     $  3,794        0.51%(b)   0.49%(b)
  2003           1.00     0.63         3,734        0.62       0.47
  2002           1.00     1.07         2,341        1.07       0.47
  2001           1.00     2.75         3,538        2.74       0.46
  2000(a)        1.00     1.93         6,029        3.54(b)    0.46(b)

 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) From  commencement of offering on May 1, 2000.
 (b) Annualized.
 (c) Amount represents less than $0.0005 per share.
 (d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.75% and 0.73%, respectively.
 (e) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.81% and 0.77%, respectively.
 (f) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.84% and 0.79%, respectively.
 (g) Operating expense ratio after custodian fee credits on cash balances maintained with the custodian for the year ended October 31, 1999 was 0.48%.
 (h) For the six month period ended April 30, 2004; unaudited.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                 OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                          -----------------------------------  --------------------------------------
                                         Net
              Net Asset              Realized and                              Net
                Value,       Net      Unrealized   Total from     Net       Realized
Period Ended  Beginning   Investment    Gain on    Investment  Investment    Gain on       Total
October 31,   of Period     Income    Investments  Operations    Income    Investments  Distributions
------------  ---------   ---------- ------------  ----------  ----------  -----------  -------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2004(e)      $1.00        $0.002      $0.000(c)    $0.002     $(0.002)    $(0.000)(c)   $(0.002)
  2003          1.00         0.005       0.000(c)     0.005      (0.005)     (0.000)(c)    (0.005)
  2002          1.00         0.012       0.000(c)     0.012      (0.012)     (0.000)(c)    (0.012)
  2001          1.00         0.039       0.001        0.040      (0.039)     (0.001)       (0.040)
  2000          1.00         0.052       0.000(c)     0.052      (0.052)     (0.000)(c)    (0.052)
  1999          1.00         0.042          --        0.042      (0.042)         --        (0.042)
CASH MANAGEMENT CLASS
  2004(e)      $1.00        $0.002      $0.000(c)    $0.002     $(0.002)    $(0.000)(c)   $(0.002)
  2003          1.00         0.006       0.000(c)     0.006      (0.006)     (0.000)(c)    (0.006)
  2002          1.00         0.013       0.000(c)     0.013      (0.013)     (0.000)(c)    (0.013)
  2001          1.00         0.042       0.001        0.043      (0.042)     (0.001)       (0.043)
  2000(a)       1.00         0.028       0.000(c)     0.028      (0.028)     (0.000)(c)    (0.028)

                                      RATIOS TO AVERAGE NET ASSETS
                                         AND SUPPLEMENTAL DATA
                                  -------------------------------------
                                              Ratio of Net  Ratio of Net
              Net Asset           Net Assets,  Investment   Operating
               Value,               End of       Income      Expenses
Period Ended   End of     Total     Period     to Average   to Average
October 31,    Period    Return+  (in 000's)   Net Assets   Net Assets
------------  ---------  -------  ----------- ------------  -----------
U.S. TREASURY MARKET PORTFOLIO
------------------------------
MONEY MARKET CLASS
  2004(e)      $1.00       0.19%   $ 63,448      0.33%(b)    0.65%(b)(d)
  2003          1.00       0.51      61,526      0.51        0.65(d)
  2002          1.00       1.18      81,559      1.17        0.64(d)
  2001          1.00       4.12      91,731      3.88        0.60
  2000          1.00       5.28      76,634      5.11        0.65
  1999          1.00       4.34     108,893      4.19        0.56
CASH MANAGEMENT CLASS
  2004(e)      $1.00       0.22%   $  2,308      0.39%(b)    0.59%(b)
  2003          1.00       0.62       2,876      0.61        0.54
  2002          1.00       1.29       3,891      1.27        0.53
  2001          1.00       4.22       4,453      4.16        0.51
  2000(a)       1.00       2.81       4,312      5.17(b)     0.59(b)

-----------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From  commencement of offering on May 1, 2000.
(b)  Annualized.
(c)  Amount represents less than $0.0005 per share.
(d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002 would have been 0.89%, 0.84%, and 0.79%, respectively.
(e)  For the six month period ended April 30, 2004; unaudited.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "Cash Management Class") or (ii) the Domestic Prime Money Market Class, the Tax Exempt Money Market Class and the U.S. Treasury Money Market Class, (the "Money Market Class"). The Cash Management Class of Shares is identical to the Money Market Class of Shares except that the Money Market Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Adviser"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized short-term capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Portfolio, timing differences and differing characterization of distributions made by a Portfolio.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

The Tax Exempt Money Market Portfolio may maintain a cash balance with its custodian and receive a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For the six months ended April 30, 2004, there were no custody fee credits earned by the Portfolio. The Portfolio could invest such amounts in an income producing asset if it does not agree to a reduction of fees or expenses under the expense offset arrangement with its custodian.

The Service fee for the Money Market Class of each Portfolio is 0.30%.These Service fees are reduced by payments to the custodian, an affiliate of the sub-transfer agent. Such reductions are presented as Service fees credit -- Money Market Class in the Statement of Operations.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into investment advisory agreements on behalf of each portfolio of the Fund (the "Advisory Agreements") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator"), an affiliate of the Adviser, serves as the Administrator to the Fund pursuant to an Administrative Services
Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Adviser has contractually agreed to limit expenses of the Portfolios to the extent necessary to maintain Total Net Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense limitation agreement will continue until at least October 31, 2004 and is renewable annually. For the six months ended April 30, 2004, the Adviser reimbursed the Fund's Money Market Class in the amount of $480,079, $192,923 and $63,396 for the Domestic Prime Portfolio, the Tax Exempt Portfolio and the U.S.Treasury Portfolio, respectively.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor"), an affiliate of the Adviser, serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

4. FEDERAL INCOME TAX INFORMATION. As of October 31, 2003, the Tax Exempt Money Market Portfolio had net capital loss carryforwards, which may be used to offset future capital gains, for Federal income tax purposes of $569, $13,306 and $4,730 expiring in 2007, 2008 and 2011, respectively.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

SMALL CAP GROWTH __________________________
GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $1.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                            CO-PORTFOLIO MANAGERS: CHRISTOPHER J. MACDONALD, CFA

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Anthony J. Colavita                               Karl Otto Pohl
ATTORNEY-AT-LAW                                   FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                         DEUTSCHE BUNDESBANK

Arthur V. Ferrara                                 Anthony R. Pustorino
FORMER CHAIRMAN AND                               CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER                           PROFESSOR EMERITUS,
GUARDIAN LIFE INSURANCE                           PACE UNIVERSITY
COMPANY OF AMERICA

Mary E. Hauck                                     Werner J. Roeder, MD
(RETIRED) SENIOR PORTFOLIO MANAGER                VICE PRESIDENT/MEDICAL AFFAIRS
GABELLI-O'CONNOR FIXED INCOME                     LAWRENCE HOSPITAL CENTER
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD                             Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER                    MANAGING DIRECTOR
GENERAL PARTNER OF KBS PARTNERSHIP                BALMAC INTERNATIONAL, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Ronald S. Eaker                                   Judith A. Raneri
PRESIDENT AND                                     SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER                          PORTFOLIO MANAGER

Henley L. Smith                                   Bruce N. Alpert
VICE PRESIDENT AND                                VICE PRESIDENT
INVESTMENT OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB TRS SA04 SR

THE
TREASURER'S
FUND,
INC.






Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury


                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2004

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not yet effective.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita and Werner J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

         o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

         o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

         o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Company. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Company's Nominating Committee has not adopted a charter. In the event that a charter is adopted in the future, it will be available at that time on the Company's website (www.gabelli.com).



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Treasurer's Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Bruce N. Alpert
                          ------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date                      July 7, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Bruce N. Alpert
                          ------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                      July 7, 2004
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.